Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other current liabilities [Abstract]
Other Current Liabilities
	Year ended December 31,
	2025	2024
	$’000	$’000
Accruals	3,340	3,868
Social security payable	495	385
Other liabilities	407	704
	4,242	4,957